CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 44,439	$ 58,449
Long-term restricted bank deposits	3,251	3,268
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 47,690	$ 61,717	$ 121,729	$ 17,598